GOODWILL	12 Months Ended
Dec. 31, 2023
GOODWILL.
GOODWILL

11.GOODWILL

The goodwill of RMB575,427 and RMB575,427 (US$81,047) as of December 31, 2022 and 2023 represented the goodwill of RMB165,171 generated from the acquisition of GFHM, CMCC, SJYH and BPMC by the Group in 2018, the goodwill of RMB45,272 generated from the acquisition of Tianjin Jiatai Group by the Group in 2019, the goodwill of RMB3,213 generated from the acquisition the New Spring Group in 2020, and the goodwill of RMB368,221 generated from the acquisition the Healthingkon in 2021 (Note 4), and the decrease of goodwill in the amount RMB6,450 generated from the disposal of GFHM in 2022(Note 4).

The changes in the carrying amount of goodwill are as follow:

	For the years ended December 31,
	2022	2023
	RMB	RMB	US$
Balance as of January 1	581,877	575,427	81,047
Addition	—	—	—
Disposal	(6,450)	—	—
Impairment	—	—	—
Balance as of December 31	575,427	575,427	81,047

No impairment was recognized for the years ended December 31, 2021, 2022 and 2023.